Segments (Details) - Schedule of Revenues and Gross Profit Segments - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue, Major Customer [Line Items]
Total segment revenue	$ 2,057	$ 2,576	$ 5,161	$ 5,225
Gross profit by Segment	1,667	1,720	3,981	3,572
Income (loss) from operations by Segment	(6,657)	(9,373)	(14,839)	(18,611)
Indoor Intelligence [Member]
Revenue, Major Customer [Line Items]
Total segment revenue	840	1,337	2,749	2,734	$ 14,614	$ 11,046
Gross profit by Segment	597	804	1,891	1,741	10,411	7,833
Income (loss) from operations by Segment	(6,733)	(8,646)	(14,849)	(17,660)
Saves [Member]
Revenue, Major Customer [Line Items]
Total segment revenue	743	727	1,461	1,461	2,775	2,938
Gross profit by Segment	655	481	1,274	974	1,781	2,072
Income (loss) from operations by Segment	(144)	(975)	(439)	(1,379)
Shoom [Member]
Revenue, Major Customer [Line Items]
Total segment revenue	474	512	951	1,030	2,029	2,011
Gross profit by Segment	415	435	816	857	$ 1,737	$ 1,716
Income (loss) from operations by Segment	$ 220	$ 248	$ 449	$ 428